RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General and administrative expenses	$ 107,439	$ 67,309
Series Fifteen [Member]
General and administrative expenses	21,065	13,372
Series Sixteen [Member]
General and administrative expenses	24,361	15,446
Series Seventeen [Member]
General and administrative expenses	23,229	13,880
Series Eighteen [Member]
General and administrative expenses	19,440	12,269
Series Nineteen [Member]
General and administrative expenses	$ 19,344	$ 12,342